Employment Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employment Benefits
25.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Net defined benefit asset	￦	7,231	20,871
Net defined benefit obligations		1,907,013	1,675,741
Other long-term employee benefit obligations		3,847	3,417

(2)	Principal assumptions used for actuarial valuation as of December 31, 2020 and 2021 are as follows:

	2020	2021
Discount rate	1.87%~2.12%	2.51% ~ 2.60%
Future salary and benefit levels	4.28%	4.28%
Weighted average duration	10.77 years	10.39 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Current service cost	￦	440,300	509,520	524,942
Interest cost		83,619	83,248	91,877
Expected return on plan assets		(41,597)	(42,742)	(52,782)
Past service cost		301,442	(2,027)	5,483
Loss from settlement		(2,017)	—	—

	￦	781,747	547,999	569,520

Expenses described above are recognized in those items below in the consolidated financial statements.

		2019	2020	2021
		In millions of won
Cost of sales	￦	580,623	397,442	415,959
Selling and administrative expenses		120,455	94,846	95,983
Others (Construction-in-progress and others)		80,669	55,711	57,578

	￦	781,747	547,999	569,520

In addition, for the years ended December 31, 2019, 2020 and 2021, employee benefit obligations expenses of ￦71,844 million, ￦60,587 million and ￦71,875 million, respectively, are recognized as cost of sales, and ￦12,775 million, ￦9,121 million and ￦17,144 million, respectively, are recognized as selling and administrative expenses, and ￦13,893 million, ￦11,861 million and ￦13,126 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Present value of defined benefit obligation from funded plans	￦	4,570,614	4,564,417
Fair value of plan assets		(2,670,832)	(2,909,547)

Net liabilities incurred from defined benefit plans	￦	1,899,782	1,654,870

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	4,035,400	4,570,614
Current service cost		509,520	524,942
Interest cost		83,248	91,877
Remeasurement component		84,385	(345,755)
Past service cost		(2,027)	5,483
Actual payments		(139,956)	(282,794)
Others		44	50

Ending balance	￦	4,570,614	4,564,417

(6)	Changes in the fair value of plan assets for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Beginning balance	￦	2,111,313	2,670,832
Expected return		42,742	52,782
Remeasurement component		(390)	(8,457)
Contributions by the employers		582,275	317,707
Actual payments		(65,108)	(123,317)

Ending balance	￦	2,670,832	2,909,547

In addition, loss on accumulated remeasurement component amounting to ￦169,234 million and gain on accumulated remeasurement component amounting to ￦98,844 million have been recognized as other comprehensive income or loss for the years ended December 31, 2020 and 2021, respectively.

(7)	Details of the fair value of plan assets as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Equity instruments	￦	253,358	344,002
Debt instruments		822,582	744,167
Bank deposits		284,655	407,809
Others		1,310,237	1,413,569

	￦	2,670,832	2,909,547

For the years ended December 31, 2020 and 2021, actual returns on plan assets amounted to ￦42,352 million and ￦44,325 million, respectively.

(8)	Remeasurement components recognized in other comprehensive income (loss) for the years ended December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(2,979)	(258,194)
Experience adjustments, etc.		87,364	(87,561)
Expected return		390	8,457

	￦	84,775	(337,298)

Remeasurement
components
recognized as other comprehensive income or loss
are
included in retained earnings.